Income from Discontinued Operations, Net	12 Months Ended
Dec. 31, 2022
Income from Discontinued Operations, Net
Income from Discontinued Operations, Net
28.	Income from Discontinued Operations, Net

The operations of the Group’s former Content segment and feature-film production and distribution business were discontinued on January 31, 2022, in connection with the closing of the TelevisaUnivision Transaction. As a result, the Group’s consolidated statements of income for the years ended December 31, 2022, 2021 and 2020, present the results of operations of the Group’s former Content segment and feature-film production and distribution business as net income from discontinued operations for the month ended January 31, 2022, and for the years ended December 31, 2021 and 2020. Accordingly, the Group’s consolidated statements of income for the years ended December 31, 2021 and 2020, have been modified from those previously reported by the Company for those years to present the results from discontinued operations for the businesses disposed of by the Group on January 31, 2022 (see Note 3).

Income from discontinued operations, net, for the years ended December 31, 2022, 2021 and 2020, is presented as follows:

	2022		2021		2020
Net income from discontinued operations	Ps.	156,655	Ps.	8,529,547	Ps.	6,092,662
Gain (loss) on disposition of discontinued operations, net		56,065,530		(1,943,647)		—
Income from discontinued operations, net	Ps.	56,222,185	Ps.	6,585,900	Ps.	6,092,662

Net income from discontinued operations for the years ended December 31, 2022, 2021 and 2020, is presented as follows:

	2022		2021		2020
Revenues	Ps.	2,302,875	Ps.	35,822,423	Ps.	32,457,395
Cost of revenues and operating expenses		1,922,035		22,818,205		20,973,331
Income before other expense		380,840		13,004,218		11,484,064
Other expense, net		19,796		397,584		394,994
Operating income		361,044		12,606,634		11,089,070
Finance (expense) income, net		(137,251)		151,788		(627,403)
Share of income of associates, net		—		847		—
Income before income taxes		223,793		12,759,269		10,461,667
Income taxes		67,138		4,229,722		4,369,005
Net income from discontinued operations	Ps.	156,655	Ps.	8,529,547	Ps.	6,092,662

In connection with the TelevisaUnivision Transaction, the Group has recognized an income from disposition of discontinued operations in the aggregate amount of Ps. 93,066,741 in its consolidated statement of income for the year ended December 31, 2022, comprising a consideration in cash from TelevisaUnivision in the aggregate amount of U.S.$2,971.3 million (Ps.61,214,741); consideration in the form of common and preferred stock of TelevisaUnivision, in the aggregate amount of U.S.$1,500.0 million (Ps.30,912,000); and a cash consideration received from Tritón Comunicaciones, S.A. de C.V., a company of the Azcárraga family, in the amount of Ps.940,000, related to the purchase of  the rights for the production of news content for Mexico. The gain on disposition of discontinued operations related to the TelevisaUnivision Transaction, net of income taxes, amounted to Ps.56,065,530, for the year ended December 31, 2022, and a loss of Ps.1,943,647, for the year ended December 31, 2021, and consisted of the total consideration received by the Group for the shares of those companies that were disposed of by the Group on January 31, 2022, and certain other net assets and rights that were transferred by the Group to TelevisaUnivision and Tritón, less the carrying amounts of these consolidated net assets as of January 31, 2022, and related expenses and income taxes incurred by the Group in connection with the TelevisaUnivision Transaction for the years ended December 31, 2022 and 2021 (see Note 3).

Gain or (loss) on disposition of discontinued operations, net, for the years ended December 31, 2022, and 2021, is presented as follows:

	2022		2021
Gain (loss) on disposition of discontinued operations before income taxes	Ps.	75,192,421	Ps.	(1,100,645)
Income taxes		19,126,891		843,002
Gain (loss) on disposition of discontinued operations, net	Ps.	56,065,530	Ps.	(1,943,647)

The total carrying amount of the consolidated net assets disposed of by the Group on January 31, 2022, in connection with the TelevisaUnivision Transaction is presented, as follows:

	2022
ASSETS
Current assets:
Cash and cash equivalents	Ps.	(1,890,141)
Trade accounts and notes receivable, net		(1,997,862)
Other accounts, taxes receivable and notes receivable, net		(2,388,939)
Transmission rights and programming		(7,162,846)
Other current assets		(2,312,941)
Total current assets		(15,752,729)
Non-current assets:
Transmission rights and programming		(8,513,024)
Investments in financial instruments		(1,721,654)
Property, plant and equipment, net		(3,955,680)
Right-of-use assets, net		(2,179,704)
Intangible assets and goodwill, net		(623,818)
Deferred income tax assets		(7,847,995)
Other assets		(9,716)
Total non-current assets		(24,851,591)
Total assets	Ps.	(40,604,320)

LIABILITIES
Current liabilities:
Current portion of lease liabilities	Ps.	470,686
Trade accounts payable and accrued expenses		6,856,041
Customer deposits and advances		2,071,060
Due from related parties		5,383,763
Other current liabilities		1,983,995
Total current liabilities		16,765,545
Non-currents liabilities:
Lease liabilities, net of current portion		1,703,747
Post-employment benefits		1,105,376
Other non-current liabilities		4,246,327
Total non-current liabilities		7,055,450
Total liabilities	Ps.	23,820,995
Desconsolidation net assets		3,598,567
Total net assets	Ps.	(13,184,758)

Consideration received, satisfied in cash	Ps.	67,985,597
Cash and cash equivalents disposed of		(1,890,143)
Net cash inflows	Ps.	66,095,454

Cash flows provided by (used in) discontinued operations

	2022		2021		2020
Net cash provided by operating activities	Ps.	—	Ps.	6,993,434	Ps.	4,546,516
Net cash provided by (used in) investing activities		66,025,838		(2,016,523)		(864,053)
Net cash used in financing activities		(15,218)		(758,999)		(757,024)
Net cash flows	Ps.	66,010,620	Ps.	4,217,912	Ps.	2,925,439